Supplement dated April 3, 2009 to the prospectuses dated March 2, 2009 of
       Seligman Global Fund Series, Inc. (the "Series"), on behalf of its
          Seligman Emerging Markets Fund, Seligman Global Growth Fund,
                   Seligman Global Smaller Companies Fund and
                       Seligman International Growth Fund
        (each, a "Seligman Fund" and collectively, the "Seligman Funds")

At a Special Meeting of Shareholders scheduled to be held on June 2, 2009 (the "Meeting"), shareholders who owned shares of a Seligman Fund listed in the table below (a "Selling Fund") on April 3, 2009 will vote on the merger of that Selling Fund into its respective Buying Fund listed in the table below. Seligman Global Smaller Companies Fund is not a Selling Fund.

                                Proposed to be merged into the Buying Fund named below
Selling Fund:                   (together, the "Buying Funds"):
------------------------------- ----------------------------------------------------------
Seligman Emerging Markets       Threadneedle Emerging Markets Fund, a fund that seeks to
Fund                            provide shareholders with long-term capital growth.
------------------------------- ----------------------------------------------------------

                                Threadneedle Global Equity Fund, a fund that seeks to
Seligman Global Growth Fund     provide shareholders with long-term capital growth.
------------------------------- ----------------------------------------------------------

                                RiverSource Partners International Select Growth Fund, a
Seligman International Growth   fund that seeks to provide shareholders with long-term
Fund                            capital growth.
------------------------------- ----------------------------------------------------------

For more information about the Buying Funds, please call 1-888-791-3380 for a prospectus.

Also at the Meeting, shareholders who owned shares of a Seligman Fund on April 3, 2009 will vote on a policy authorizing RiverSource Investments, LLC, the Seligman Funds' investment adviser, with the approval of the Seligman Funds' Board of Directors (the "Board"), to retain and replace subadvisers, or to modify subadvisory agreements, without obtaining shareholder approval (each, a "Manager of Managers Proposal"). The approval of each Manager of Managers Proposal will eliminate the need for shareholder meetings and related proxy solicitation if the Board determines that such retention, replacement or modification is appropriate, thereby reducing associated costs and delays.